Contract Liabilities - Schedule of Movement of Contract Liabilities (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Contract Liabilities [Abstract]
Balance at the beginning of the year	$ 192,103
Recognized as revenues from previous year’s contract liabilities	(192,103)
Advance received during current year	833,219	191,840
Recognized as revenues from current year’s contract liabilities	(833,688)
Exchange realignment	469	263
Balance at the end of year		$ 192,103